Finance Expense, Net	12 Months Ended
Dec. 31, 2021
Finance Expense, Net
Finance Expense, Net
23.	Finance Expense, Net

Finance (expense) income, net, for the years ended December 31, 2021, 2020 and 2019, included:

	2021		2020		2019
Interest expense (1)	Ps.	(9,135,531)	Ps.	(10,482,168)	Ps.	(10,402,021)
Other finance expense, net (2)		(1,183,180)		—		(873,177)
Foreign exchange loss, net (4)		(2,050,096)		—		—
Finance expense		(12,368,807)		(10,482,168)		(11,275,198)
Interest income (3)		620,222		1,132,935		1,529,112
Other finance income, net (2)		—		89,323		—
Foreign exchange gain, net (4)		—		3,004,934		935,291
Finance income		620,222		4,227,192		2,464,403
Finance expense, net	Ps.	(11,748,585)	Ps.	(6,254,976)	Ps.	(8,810,795)

(1)

In 2021, 2020 and 2019, interest expense included interest related to lease liabilities that were recognized in accordance with the guidelines of IFRS 16, in the aggregate amount of Ps.445,979, Ps.426,672 and Ps.426,541, respectively (see Notes 2 and 14).

(2)	In 2021, 2020 and 2019, other finance income or expense, net, included fair value gain or loss from derivative financial instruments (see Note 15), and in 2019, also included a loss from changes in fair value from other financial instruments.
(3)	In 2021, 2020 and 2019, included primarily interest income from cash equivalents.
(4)	In 2021, 2020 and 2019, foreign exchange gain or loss, net, included: (i) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary liability position, excluding designated hedging long-term debt of the Group’s investments in UH II, UHI and Open-Ended Fund, during the years ended December 31, 2021, 2020 and 2019; and (ii) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary asset position during the years ended December 31, 2021, 2020 and 2019 (see Notes 2 (e), 4 and 14). The exchange rate of the Mexican peso against the U.S. dollar as of December 31, 2021, 2020 and 2019 was of Ps.20.5031, Ps.19.9493 and Ps.18.8838, respectively.